Stockholders' Equity - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 157	$ 544	$ 1,307	$ 1,877	$ 2,377	$ 2,256
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	40	117	87	363	473	419
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 117	$ 427	$ 1,220	$ 1,514	$ 1,904	$ 1,837